Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Parenthetical) (Detail) - PEN (S/)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Debt securities held	S/ 21,662,651,000	S/ 20,724,892,000
Inteligo group corp [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	367,151,000	410,509,000
Interbank [Member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 975,609,000	S/ 1,027,038,000